Intangible assets - Impairment testing (Details) - AUD ($) $ in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Intangible assets
Impairment of goodwill	$ 122	$ 571
Annual impairment testing
Intangible assets
Write-down of goodwill relating to the superannuation business	122
Amount of goodwill reclassified to held for sale	$ 55
Annual impairment testing | Westpac Institutional Bank
Intangible assets
Impairment of goodwill		487
Annual impairment testing | Westpac Lenders Mortgage Insurance Limited
Intangible assets
Impairment of goodwill		84
Parent Entity
Intangible assets
Impairment of goodwill		487
Parent Entity | Annual impairment testing | Westpac Institutional Bank
Intangible assets
Impairment of goodwill		487
Parent Entity | Annual impairment testing | Westpac Lenders Mortgage Insurance Limited
Intangible assets
Impairment of goodwill		$ 0